Income Taxes - Significant Components of Deferred Income Tax Assets (Liabilities) (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Writedown of deferred income tax assets	CAD (24)	CAD (53)
Net deferred tax liabilities	(525)	(659)
Gross carrying amount | Net operating loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	541	768
Gross carrying amount | Future decommissioning and restoration costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	117	103
Gross carrying amount | Property, plant, and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(1,009)	(1,114)
Gross carrying amount | Risk management assets and liabilities, net
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(160)	(282)
Gross carrying amount | Employee future benefits and compensation plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	74	70
Gross carrying amount | Interest deductible in future periods
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	50	90
Gross carrying amount | Foreign exchange differences on US-denominated debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	42	69
Gross carrying amount | Deferred coal revenues
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	16	17
Gross carrying amount | Other deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	22	3
Accumulated impairment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	(307)	(276)
Writedown of deferred income tax assets	218	383
Net deferred tax liabilities	CAD (525)	CAD (659)